SUBSEQUENT EVENTS (Details) - Subsequent Event - Senior unsecured bonds ¥ in Millions	Sep. 30, 2026 CNY (¥)
SUBSEQUENT EVENTS
Aggregate principal amount	¥ 3,350
Interest rate (as a percent)	2.25%